DISCONTINUED OPERATIONS (Gain Resulting From Such Disposition) (Details) $ in Thousands	Jul. 23, 2021 USD ($)
Payables to the company	$ 31,195
Qufan [Member]
Cash and cash equivalents	1,200
Restricted Cash	194
Prepayments and other receivables	2,032
Property and equipment, net	1,346
Intangible assets, net	102
Long-term investments	492
Other non-current assets	236
Accrued payroll and welfare payable	(173)
Accrued expenses and other current liabilities	(833)
Long-term payables	(61)
Net assets of lottery business related VIEs*	4,535
Non-controlling interest of lottery business related VIEs	2,162
Less: Net assets of Qufan attributable to the Company	6,697
Gain on disposal of Qufan	(6,697)
Payables to the company	31,195
Qufan [Member] | E-Sun Sky Network [Member]
Loans payable to the company	$ 27,987